UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580
(Investment Company Act file number)

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

(414) 225-7365
 (Registrant's telephone number)

Lori Hoch
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
 (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2016

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (98.68%)
Consumer Discretionary (11.82%)
Build-A-Bear Workshop, Inc.(a)	26,730	$347,223
Dave & Buster's Entertainment, Inc.(a)	11,654	451,942
Fiesta Restaurant Group, Inc.(a)	13,944	457,084
Five Below, Inc.(a)	12,858	531,550
Gentherm, Inc.(a)	4,643	193,102
IMAX Corp.(a)	17,667	549,267
Kirkland's, Inc.	22,183	388,424
Malibu Boats, Inc., Class A(a)	16,788	275,323
MarineMax, Inc.(a)	5,354	104,243
Motorcar Parts of America, Inc.(a)	10,481	398,069
Universal Electronics, Inc.(a)	8,667	537,267
		4,233,494
Energy (3.87%)
Aegean Marine Petroleum Network, Inc.	38,020	287,811
Carrizo Oil & Gas, Inc.(a)	6,718	207,721
Matador Resources Co.(a)	8,548	162,070
Oasis Petroleum, Inc.(a)	27,119	197,426
Parsley Energy, Inc., Class A(a)	10,331	233,481
Ring Energy, Inc.(a)	23,379	118,064
Synergy Resources Corp.(a)	23,292	180,979
		1,387,552
Financials (5.28%)
BofI Holding, Inc.(a)	19,846	423,514
EverBank Financial Corp.	19,767	298,284
Financial Engines, Inc.	10,344	325,112
Health Insurance Innovations, Inc., Class A(a)	41,038	250,742
Pinnacle Financial Partners, Inc.	6,932	340,084
Renasant Corp.	7,693	253,176
		1,890,912
Health Care (27.46%)
AMN Healthcare Services, Inc.(a)	15,892	534,130
AtriCure, Inc.(a)	34,122	574,273
AxoGen, Inc.(a)	47,535	254,788
BioTelemetry, Inc.(a)	49,167	574,271
Cepheid(a)	9,745	325,093
Cerus Corp.(a)	41,965	248,852
Cross Country Healthcare, Inc.(a)	33,781	392,873
Entellus Medical, Inc.(a)	15,415	280,399
Genomic Health, Inc.(a)	11,044	273,560
Glaukos Corp.(a)	13,536	228,217
HealthEquity, Inc.(a)	14,458	356,679
HealthStream, Inc.(a)	15,758	348,094
Heska Corp.(a)	7,328	208,848
HMS Holdings Corp.(a)	30,216	433,600
K2M Group Holdings, Inc.(a)	45,237	670,865
LDR Holding Corp.(a)	13,484	343,707
Myriad Genetics, Inc.(a)	10,180	381,037
Neogen Corp.(a)	6,203	312,321
NeoGenomics, Inc.(a)	60,765	409,556
Novadaq Tech Inc.(a)	35,485	393,529
NxStage Medical, Inc.(a)	41,910	628,231
OraSure Technologies, Inc.(a)	50,236	363,206
Oxford Immunotec Global PLC(a)	34,906	345,918

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
The Spectranetics Corp.(a)	26,865	$390,080
Streamline Health Solutions, Inc.(a)	50,498	71,202
Vocera Communications, Inc.(a)	38,654	492,839
		9,836,168
Industrials (12.41%)
Albany International Corp., Class A	9,166	344,550
Allegiant Travel Co.	1,973	351,312
Astec Industries, Inc.	10,608	495,075
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	19,798	417,144
Heritage Crystal Clean, Inc.(a)	20,844	207,189
Insteel Industries, Inc.	11,289	345,105
Marten Transport, Ltd.	10,378	194,276
Mistras Group, Inc.(a)	10,759	266,500
On Assignment, Inc.(a)	12,256	452,492
Primoris Services Corp.	17,192	417,766
Radiant Logistics, Inc.(a)	50,331	179,682
Spirit Airlines, Inc.(a)	9,317	447,030
Team, Inc.(a)	10,703	325,157
		4,443,278
Information Technology (32.13%)
Actua Corp.(a)	21,153	191,435
Blackhawk Network Holdings, Inc.(a)	6,322	216,845
BroadSoft, Inc.(a)	11,480	463,218
CEVA, Inc.(a)	17,897	402,682
ChannelAdvisor Corp.(a)	42,155	474,244
Cirrus Logic, Inc.(a)	8,398	305,771
CyberArk Software, Ltd.(a)	4,888	208,375
Entegris Inc.(a)	21,509	292,953
Five9, Inc.(a)	39,248	348,915
Fleetmatics Group PLC(a)	8,113	330,280
Imperva, Inc.(a)	10,236	516,918
inContact, Inc.(a)	52,795	469,348
Infinera Corporation(a)	29,044	466,447
Infoblox, Inc.(a)	25,899	442,873
Inphi Corp.(a)	11,749	391,712
LogMeIn, Inc.(a)	5,395	272,232
M/A-COM Technology Solutions Holdings, Inc.(a)	7,217	316,032
Marchex, Inc., Class B	78,036	347,260
Marketo, Inc.(a)	25,043	490,092
MaxLinear, Inc., Class A(a)	33,251	615,143
Mellanox Technologies, Ltd.(a)	5,221	283,657
Nanometrics, Inc.(a)	27,626	437,596
Orbotech, Ltd.(a)	14,181	337,224
Planet Payment, Inc.(a)	107,365	378,998
Proofpoint, Inc.(a)	5,649	303,803
Q2 Holdings, Inc.(a)	24,338	585,086
Qlik Technologies, Inc.(a)	11,812	341,603
RingCentral, Inc., Class A(a)	27,634	435,235
Silicon Graphics International Corp.(a)	53,556	381,319
USA Technologies, Inc.(a)	10,678	46,556
Varonis Systems, Inc.(a)	22,682	413,946
		11,507,798
Materials (0.79%)
US Concrete, Inc.(a)	4,769	284,137

Telecommunication Services (4.92%)
8x8, Inc.(a)	40,690	409,341
Boingo Wireless, Inc.(a)	58,999	455,472

	Shares	Value
COMMON STOCKS (continued)
Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	9,602	$374,766
ORBCOMM, Inc.(a)	26,223	265,639
Vonage Holdings Corp.(a)	56,012	255,975
		1,761,193

TOTAL COMMON STOCKS
(COST $31,770,963)		35,344,532

SHORT TERM INVESTMENT (1.60%)
Fidelity® Institutional Money Market Government Portfolio - Class I, 7 Day Yield 0.231%	573,272	573,272

TOTAL SHORT TERM INVESTMENT
(COST $573,272)		573,272

TOTAL INVESTMENTS (100.28%)
(COST $32,344,235)		35,917,804

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.28%)		(98,885)

NET ASSETS 100.0%		$35,818,919

(a)	Non Income Producing Security.

Common Abbreviations:
ADR -American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.
SAB de CV - A variable rate company.

See Notes to Quarterly Schedule of Investments

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (98.33%)
Consumer Discretionary (14.54%)
Caleres, Inc.	36,125	$1,021,976
ClubCorp Holdings, Inc.	93,120	1,307,405
Cooper-Standard Holding, Inc.(a)	19,629	1,410,147
Deckers Outdoor Corp.(a)	13,895	832,449
Fox Factory Holding Corp.(a)	44,607	705,237
Guess? Inc.	52,427	984,055
Helen of Troy, Ltd.(a)	20,313	2,106,255
Performance Sports Group, Ltd.(a)	74,153	235,806
SeaWorld Entertainment, Inc.	43,160	908,950
Tile Shop Holdings, Inc.(a)	23,813	355,052
		9,867,332
Consumer Staples (1.11%)
Snyder's-Lance, Inc.	24,054	757,220

Energy (2.48%)
Bristow Group, Inc.	43,205	817,439
Matador Resources Co.(a)	26,670	505,663
Oil States International, Inc.(a)	11,399	359,296
		1,682,398
Financials (33.32%)
BNC Bancorp	31,926	674,277
Boston Private Financial Holdings, Inc.	61,254	701,358
Capitol Federal Financial, Inc.	63,608	843,442
Communications Sales & Leasing, Inc., REIT	45,870	1,020,608
Enterprise Financial Services Corp.	34,159	923,659
Four Corners Property Trust, Inc., REIT	45,231	811,896
Gramercy Property Trust, Inc., REIT	156,119	1,319,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	83,165	1,598,431
James River Group Holdings, Ltd.	43,370	1,399,116
Kennedy-Wilson Holdings, Inc.	60,788	1,331,257
Maiden Holdings, Ltd.	120,080	1,553,835
MB Financial, Inc.	25,930	841,429
Meridian Bancorp, Inc.	104,839	1,459,359
National General Holdings Corp.	95,508	2,062,018
ProAssurance Corp.	28,614	1,447,868
State National Cos., Inc.	103,602	1,305,385
Virtu Financial, Inc., Class A	45,987	1,016,773
Waterstone Financial, Inc.	86,500	1,183,320
Yadkin Financial Corp.	47,656	1,128,018
		22,621,255
Health Care (7.43%)
Allscripts Healthcare Solutions, Inc.(a)	92,113	1,216,813
AngioDynamics, Inc.(a)	63,983	786,351
Healthways, Inc.(a)	84,962	857,266
Magellan Health, Inc.(a)	18,561	1,260,849
Prestige Brands Holdings, Inc.(a)	17,335	925,516
		5,046,795
Industrials (17.75%)
Actuant Corp., Class A	50,671	1,252,080
Barnes Group, Inc.	22,982	805,059
Beacon Roofing Supply, Inc.(a)	24,305	996,748
Celadon Group, Inc.	15,949	167,146
Federal Signal Corp.	81,864	1,085,517
Forward Air Corp.	22,798	1,033,205

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
FTI Consulting, Inc.(a)	29,400	$1,043,994
Genesee & Wyoming, Inc., Class A(a)	24,328	1,525,366
Hawaiian Holdings, Inc.(a)	20,678	975,795
Knoll, Inc.	40,588	878,730
Matson, Inc.	26,057	1,046,710
MSA Safety, Inc.	18,332	886,352
SPX Corp	23,303	350,011
		12,046,713
Information Technology (18.16%)
3D Systems Corp.(a)	11,264	174,254
Advanced Energy Industries, Inc.(a)	33,325	1,159,377
Ambarella, Inc.(a)	14,865	664,465
Barracuda Networks, Inc.(a)	90,808	1,398,443
Blackhawk Network Holdings, Inc.(a)	40,708	1,396,284
Dolby Laboratories, Inc., Class A	24,843	1,079,677
ExlService Holdings, Inc.(a)	23,817	1,233,721
FARO Technologies, Inc.(a)	30,490	982,083
Power Integrations, Inc.	14,185	704,427
Stratasys, Ltd.(a)	17,715	459,173
Tower Semiconductor, Ltd.(a)	94,075	1,140,189
Travelport Worldwide, Ltd.	81,853	1,118,112
VeriFone Systems, Inc.(a)	28,933	817,068
		12,327,273
Utilities (3.54%)
Chesapeake Utilities Corp.	20,708	1,303,983
Ormat Technologies, Inc.	26,633	1,098,345
		2,402,328

TOTAL COMMON STOCKS
(COST $62,194,603)		66,751,314

TOTAL INVESTMENTS (98.33%)
(COST $62,194,603)		66,751,314

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (1.67%)		1,132,286

NET ASSETS 100.0%		$67,883,600

(a)	Non Income Producing Security.

Common Abbreviations:
Ltd. - Limited.
REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.
Notes to the Quarterly Schedule of Investments
March 31, 2016 (Unaudited)

1. ORGANIZATION
Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. Money market funds, representing short-term investments, are valued at their daily net asset value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2016:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,344,532	$–	$–	$35,344,532
Short Term Investment	573,272	–	–	573,272
Total	$35,917,804	$–	$–	$35,917,804

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$66,751,314	$–	$–	$66,751,314
Total	$66,751,314	$–	$–	$66,751,314

*	See Schedule of Investments for sector classification.

For the period ended March 31, 2016, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2016, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS

As of Mach 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Cost of Investments for Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Cortina Small Cap Growth Fund	$33,125,735	$5,349,182	$(2,557,113)	$2,792,069
Cortina Small Cap Value Fund	63,679,377	6,320,217	(3,248,280)	3,071,937

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 25, 2016

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 25, 2016